Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 306,176	Fees	UNITED STATES	NEVADA	Government of the United States
#: 2
	28,869	Taxes	UNITED STATES	NEVADA	Lyon County
#: 3
	18,534	Fees	UNITED STATES	NEVADA	Lyon County
#: 4
	780	Fees	UNITED STATES	NEVADA	Mineral County
#: 5
	111	Fees	UNITED STATES	NEVADA	Douglas County
#: 6
	200,858	Fees	UNITED STATES	NEVADA		MacArthur
#: 7
	65,138	Fees	UNITED STATES	NEVADA		Wassuck
#: 8
	28,869	Taxes	UNITED STATES	NEVADA		Yerington
#: 9
	$ 59,605	Fees	UNITED STATES	NEVADA		Yerington